Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2025 EUR (€) WELLS	Dec. 31, 2024 EUR (€) WELLS	Dec. 31, 2023 EUR (€) WELLS	Dec. 31, 2022 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 50,536	€ 59,864	€ 56,299
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,441	€ 1,662	€ 1,391	€ 1,085
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	30.1	33.9	28.5
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 218	€ 253	€ 417
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	5.8	4.4	7.9
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 826	€ 1,053	€ 804
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	13.3	16.1	14
Suspended exploration wells pending final determination | Fields including commercial discoveries that are progressing to a FID
Property, plant and equipment
Property, plant and equipment	€ 397	€ 356	€ 170
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	11	13.4	6.6
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 218	€ 253	€ 417
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	5.8	4.4	7.9
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 419	€ 604	€ 347
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	8.3	11.3	6.1
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 804	€ 805	€ 627
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	16	18.2	14.5